Income taxes	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Income Tax Explanatory
Note 8

Income taxes
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Tax

expense / (benefit)
Swiss
Current 730 680 482
Deferred (15) 34 116
Total Swiss 715 714 598
Non-Swiss
Current 718 884 749
Deferred 509 400 236
Total non-Swiss 1,227 1,284 985
Total income tax expense

/ (benefit) recognized in the income statement
1,942 1,998 1,583
Income tax recognized in the income

statement
The Swiss current tax expenses related

to taxable profits of UBS Switzerland

AG and other Swiss entities.
The

non-Swiss

current

tax

expenses

related

to

taxable

profits

of

non-Swiss

subsidiaries

and

branches.

The

non-Swiss
deferred tax

expenses

include expenses

of USD
678
m that

primarily related

to the

amortization

of deferred

tax assets
(DTAs)

previously

recognized

in

relation

to

tax

losses

carried

forward

and

deductible

temporary

differences

of

UBS
Americas

Inc.,

which

were

partly offset

by

a

benefit

of

USD
169
m

in respect

of

net upward

revaluations

of

DTAs

for
certain entities, primarily in connection

with our business planning

process.

The effective tax rate for the year of 20.2
% is lower than our projected

rate for the year of
24%, primarily as a result of
the aforementioned deferred tax benefit of USD 169
m in respect of

net upward revaluations of DTAs and because no tax
expenses were recognized in

respect of pre-tax gains from dispositions

of UBS subsidiaries in 2022.
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Operating profit / (loss) before tax 9,604 9,484 8,155
of which: Swiss 4,425 3,334 3,403
of which: non-Swiss 5,178 6,150 4,752
Income taxes at Swiss tax rate of 18 % for 2022, 18.5 % for 2021 and 19.5 % for 2020 1,729 1,755 1,590
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 284 234 110
Tax effects of losses not recognized 74 124 144
Previously unrecognized tax losses now utilized (217) (179) (212)
Non-taxable and lower-taxed income (335) (278) (394)
Non-deductible expenses and additional taxable income 429 510 385
Adjustments related to prior years, current

tax
(41) (40) (67)
Adjustments related to prior years, deferred

tax
13 (10) 12
Change in deferred tax recognition (217) (342) (381)
Adjustments to deferred tax balances arising from changes in tax rates
0 (5) 234
Other items 222 231 161
Income tax expense / (benefit) 1,942 1,998 1,583
The components of operating profit

before tax, and the

differences between income tax

expense reflected in the financial
statements and the amounts

calculated at the Swiss tax rate, are provided

in the table above

and explained below.
Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To

the extent that Group profits

or losses arise outside Switzerland, the applicable

local tax rate may differ from

the Swiss
tax rate. This item reflects,

for such profits, an adjustment from

the tax expense that would arise at the Swiss tax rate

to
the tax expense that would arise at

the applicable local tax rate. Similarly,

it reflects, for such losses, an adjustment from
the tax benefit that would arise

at the Swiss tax rate to the tax benefit that would arise

at the applicable local tax rate.
Tax

effects of losses
not recognized
This item relates to tax losses

of entities arising in the year that are not

recognized as DTAs and

where no tax benefit arises
in relation to those losses. Therefore,

the tax benefit calculated by applying the local tax

rate to those losses as described
above is reversed.
Previously
unrecognized tax

losses
now utilized
This item relates to taxable

profits of the year that are offset by tax

losses of previous years for which no

DTAs were
previously recorded.

Consequently, no current

tax or deferred tax expense arises in

relation to those taxable profits and
the tax expense calculated by applying

the local tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions

for the year in respect of permanent differences.

These include deductions in respect

of
profits that are either not

taxable or are taxable at a lower rate of

tax than the local tax rate. They also include deductions
made for tax purposes, which are

not reflected in the accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional

taxable income for the year in respect

of permanent differences. These include

income that
is recognized for tax purposes

by an entity but is not included in its profit

that is reported in the financial statements,

as
well as expenses for the year that are

non-deductible (e.g., client entertainment

costs are not deductible in certain
locations).
Adjustments related to
prior years,

current tax
This item relates to adjustments

to current tax expense for prior years

(e.g., if the tax payable for a year is agreed with the
tax authorities in an amount

that differs from the amount previously

reflected in the financial statements).
Adjustments related to
prior years,

deferred
tax
This item relates to adjustments

to deferred tax positions recognized

in prior years (e.g., if a tax loss for a

year is fully
recognized and

the amount of the tax loss agreed with the tax

authorities is expected to differ

from the amount previously
recognized as DTAs

in the accounts).
Change in deferred tax
recognition
This item relates to changes

in DTAs, including

changes in DTAs previously

recognized resulting from reassessments

of
expected future taxable profits.

It also includes changes in temporary differences

in the year, for

which deferred tax is not
recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements

of DTAs and

liabilities recognized due to changes in

tax rates. These have the effect
of changing the future tax

saving that is expected from tax

losses or deductible tax differences and

therefore the amount
of DTAs recognized

or, alternatively,

changing the tax cost of additional

taxable income from taxable temporary
differences and

therefore the deferred tax liability.
Other items
Other items include other differences

between profits or losses at the local tax

rate and the actual local tax expense or
benefit, including movements

in provisions for uncertain positions in

relation to the current year and

other items.

Income tax recognized directly in equity
A net tax benefit of USD 1,116 m was recognized in
Other comprehensive income

(2021: net benefit

of USD
479 m) and
a net tax benefit of USD 13 m was recognized in
Share premium
(2021: net expense of

USD
88 m).
Deferred tax assets and liabilities
The Group has

gross DTAs,

valuation allowances and recognized

DTAs

related to tax

loss carry-forwards and

deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the last

remeasurement

period,
management

did

not

consider it

probable

that

there

would

be sufficient

future

taxable

profits

available to

utilize

the
related tax loss carry-forwards

and deductible temporary differences

.
The recognition of DTAs

is supported by

forecasts of taxable profits

for the entities

concerned. In

addition, tax planning
opportunities are available that would result in additional future taxable income and these would be utilized, if

necessary.
Deferred tax liabilities

are recognized

in respect of

investments in subsidiaries,

branches

and associates, and

interests in
joint arrangements,

except to the

extent that the

Group can control

the timing of the

reversal of the

associated taxable
temporary difference and it is probable

that such will not reverse in the foreseeable

future. However, as of 31 December
2022, this exception was not

considered to apply to any

taxable temporary differences.
USD m 31.12.22 31.12.21
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 12,708 (8,720) 3,988 13,636 (9,193) 4,443
Temporary differences 5,814 (414) 5,400 5,133 (700) 4,433
of which: related to real estate costs capitalized for US tax purposes 2,485 0 2,485 2,272 0 2,272
of which: related to compensation and benefits 1,194 (175) 1,018 1,222 (209) 1,013 of which: related to cash flow hedges 947 0 947 3 0 3
of which: other 1,188 (238) 950 1,636 (491) 1,145
Total deferred tax

assets
18,522 (9,134) 9,389
2
18,769 (9,893) 8,876
2
of which: related to the US
8,294 8,521
of which: related to other locations
1,095 355
Deferred tax liabilities
Cash flow hedges 0 118
Other 236 183
Total deferred tax liabilities 236 300
1 After offset of DTLs, as applicable.

2 As of 31 December 2022, the

Group recognized DTAs

of USD
471 m (31 December 2021: USD 77
m) in respect of entities that incurred

losses in either the current or preceding
year.
In general, US federal tax losses incurred

prior to 31 December 2017

can be carried forward

for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely, although the utilization of such losses is limited to 80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25%

or 50% of future

year taxable profits,

depending on when

the tax losses arose.

The amounts of

US tax loss
carry-forwards that

are included

in the table

below are

based on

their amount

for federal tax

purposes rather

than for
state and local tax purposes.
Unrecognized tax loss carry-forwards
USD m 31.12.22 31.12.21
Within 1 year 231 141
From 2 to 5 years 2,184 1,026
From 6 to 10 years 11,106 13,283
From 11 to 20 years 1,610 2,093
No expiry 16,960 18,147
Total 32,091 34,690
of which: related to the US
1
13,350 14,870
of which: related to the UK 14,332 14,909
of which: related to other locations 4,409 4,911
1 Related to UBS AG’s

US branch.

UBS AG
Entity [Table]
Disclosure Of Income Tax Explanatory
Note 8 Income taxes
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Tax

expense / (benefit)
Swiss
Current 664 614 417
Deferred (22) 26 107
Total Swiss 642 640 524
Non-Swiss

Current 689 857 715
Deferred 513 406 248
Total non-Swiss 1,202 1,263 963
Total income tax expense

/ (benefit) recognized in the income statement
1,844 1,903 1,488
Income tax recognized in the income

statement
The Swiss current tax expenses related

to taxable profits of UBS Switzerland

AG and other Swiss entities.
The

non-Swiss

current

tax

expenses

related

to

taxable

profits

of

non-Swiss

subsidiaries

and

branches.

The

non-Swiss
deferred tax

expenses

include expenses

of USD
678
m that

primarily related

to the

amortization

of deferred

tax assets
(DTAs)

previously

recognized

in

relation

to

tax

losses

carried

forward

and

deductible

temporary

differences

of

UBS
Americas

Inc.,

which

were

partly offset

by

a

benefit

of

USD
169
m

in respect

of

net upward

revaluations

of

DTAs

for
certain entities, primarily in connection

with our business planning

process.

The effective tax rate for the year of 20.6
% is lower than our projected

rate for the year of
24%, primarily as a result of
the aforementioned deferred tax benefit of USD 169
m in respect of

net upward revaluations of DTAs and because no tax
expenses were recognized in

respect of pre-tax gains from dispositions

of UBS subsidiaries in 2022.
›

Refer to Note 29

for more information

about disposals

of subsidiaries
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Operating profit / (loss) before tax 8,960 8,964 7,699
of which: Swiss 4,052 2,983 3,042
of which: non-Swiss 4,907 5,981 4,657
Income taxes at Swiss tax rate of 18 % for 2022, 18.5 % for 2021 and 19.5 % for 2020 1,613 1,658 1,501
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 267 217 96
Tax effects of losses not recognized 74 124 144
Previously unrecognized tax losses now utilized (217) (179) (212)
Non-taxable and lower-taxed income (316) (252) (381)
Non-deductible expenses and additional taxable income 414 487 373
Adjustments related to prior years, current

tax
(33) (38) (66)
Adjustments related to prior years, deferred

tax
19 (3) 18
Change in deferred tax recognition (217) (341) (383)
Adjustments to deferred tax balances arising from changes in tax rates
0 (1) 235
Other items 240 230 163
Income tax expense / (benefit)

1,844 1,903 1,488
The components of operating profit

before tax, and the

differences between income tax

expense reflected in the financial
statements and the amounts

calculated at the Swiss tax rate, are provided

in the table above

and explained below.

Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To

the extent that UBS AG profits or losses

arise outside Switzerland, the applicable

local tax rate may differ from the
Swiss tax rate. This item reflects,

for such profits, an adjustment

from the tax expense that would arise at the Swiss tax
rate to the tax expense

that would arise at the applicable local tax rate. Similarly,

it reflects, for such losses, an adjustment
from the tax benefit

that would arise at the Swiss tax rate to the tax

benefit that would arise at the applicable local

tax
rate.
Tax

effects of losses
not recognized
This item relates to tax losses

of entities arising in the year that are not

recognized as DTAs and

where no tax benefit arises
in relation to those losses. Therefore,

the tax benefit calculated by applying the local tax

rate to those losses as described
above is reversed.
Previously
unrecognized tax

losses
now utilized
This item relates to taxable

profits of the year that are offset by tax

losses of previous years for which

no DTAs were
previously recorded.

Consequently, no current

tax or deferred tax expense arises in relation

to those taxable profits and
the tax expense calculated by applying

the local tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions

for the year in respect of permanent differences.

These include deductions in respect

of
profits that are either not

taxable or are taxable at a lower rate of

tax than the local tax rate. They also include deductions
made for tax purposes, which are

not reflected in the accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional

taxable income for the year in respect

of permanent differences. These

include income that
is recognized for tax purposes

by an entity but is not included in its profit

that is reported in the financial statements, as
well as expenses for the year that are

non-deductible (e.g., client entertainment

costs are not deductible in certain
locations).
Adjustments related to
prior years,

current tax
This item relates to adjustments

to current tax expense for prior years

(e.g., if the tax payable for a year is agreed with the
tax authorities in an amount

that differs from the amount previously

reflected in the financial statements).
Adjustments related to
prior years,

deferred
tax
This item relates to adjustments

to deferred tax positions recognized

in prior years (e.g., if a tax loss for a

year is fully
recognized and

the amount of the tax loss agreed with the tax

authorities is expected to differ

from the amount previously
recognized as DTAs

in the accounts).
Change in deferred tax
recognition
This item relates to changes

in DTAs, including

changes in DTAs previously

recognized resulting from reassessments

of
expected future taxable profits.

It also includes changes in temporary differences

in the year, for

which deferred tax is not
recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements

of DTAs and

liabilities recognized due to changes in

tax rates. These have the effect
of changing the future tax

saving that is expected from tax

losses or deductible tax differences and

therefore the amount
of DTAs recognized

or, alternatively,

changing the tax cost of additional

taxable income from taxable temporary
differences and

therefore the deferred tax liability.
Other items
Other items include other differences

between profits or losses at the local tax

rate and the actual local tax expense or
benefit, including movements

in provisions for uncertain positions in

relation to the current year and

other items.

Income tax recognized directly in equity
A net tax benefit of USD 1,095 m was recognized in
Other comprehensive income

(2021: net benefit

of USD
455 m) and
a net tax benefit of USD 5 m was recognized in
Share premium
(2021: net expense

of USD
102 m).
Deferred tax assets and liabilities
UBS

AG has

gross

DTAs,

valuation allowances

and

recognized

DTAs

related

to tax

loss carry-forwards

and

deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the last

remeasurement

period,
management

did

not

consider it

probable

that

there

would

be sufficient

future

taxable

profits

available to

utilize

the
related tax loss carry-forwards

and deductible temporary differences

.
The recognition of DTAs

is supported by

forecasts of taxable profits

for the entities

concerned. In

addition, tax planning
opportunities are available that would result in additional future taxable income and these would be utilized, if

necessary.
Deferred tax liabilities

are recognized

in respect of

investments in subsidiaries,

branches

and associates, and

interests in
joint arrangements,

except to

the extent

that UBS

AG can

control the

timing

of the

reversal of

the associated

taxable
temporary difference and it is probable

that such will not reverse in the foreseeable

future. However, as of 31 December
2022, this exception was not

considered to apply to any

taxable temporary differences.
USD m 31.12.22 31.12.21
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 12,708 (8,720) 3,988 13,636 (9,193) 4,443
Temporary differences 5,774 (408) 5,365 5,092 (696) 4,396
of which: related to real estate costs capitalized for US tax purposes 2,485 0 2,485 2,272 0 2,272
of which: related to compensation and benefits 1,169 (175) 993 1,200 (209) 991 of which: related to cash flow hedges 947 0 947 3 0 3
of which: other 1,173 (233) 940 1,620 (487) 1,133
Total deferred tax

assets
18,482 (9,128) 9,354
2
18,728 (9,889) 8,839
2
of which: related to the US 8,294 8,521
of which: related to other locations 1,060 318
Deferred tax liabilities
Cash flow hedges 0 118
Other 233 179
Total deferred tax liabilities 233 297
1 After offset of DTLs,

as applicable.

2 As of 31 December 2022,

UBS AG recognized

DTAs of USD
471
m (31 December 2021:

USD
77
m) in respect of

entities that incurred losses

in either the current

or preceding
year.
In general, US federal tax losses incurred

prior to 31 December 2017

can be carried forward

for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely, although the utilization of such losses is limited to 80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25%

or 50% of future

year taxable profits,

depending on when

the tax losses

arose. The

amounts of US

tax loss
carry-forwards that

are included

in the table

below are

based on

their amount

for federal tax

purposes rather

than for
state and local tax purposes.
Unrecognized tax loss carry-forwards
USD m 31.12.22 31.12.21
Within 1 year 231 141
From 2 to 5 years 2,184 1,026
From 6 to 10 years 11,106 13,283
From 11 to 20 years 1,610 2,093
No expiry 16,960 18,147
Total 32,091 34,690
of which: related to the US
1
13,350 14,870
of which: related to the UK 14,332 14,909
of which: related to other locations 4,409 4,911
1 Related to UBS AG’s

US branch.